Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
5.	Premises and Equipment

Premises and equipment at December 31, are summarized by major classification as follows:

(Dollar amounts in thousands)	2012	2011
Land	$3,444	$3,426
Buildings and improvements	19,889	20,671
Leasehold improvements	795	765
Furniture, fixtures and equipment	8,723	8,494

	32,851	33,356
Less accumulated depreciation and amortization	18,565	18,285

	$14,286	$15,071

Depreciation expense for the years December 31, 2012, 2011 and 2010 was $1.0 million, $962,000 and $1.1 million, respectively.

The Company is obligated under non-cancelable long term operating lease agreements for certain branch offices. These lease agreements, each having renewal options and none expiring later than 2019, have approximate aggregate rentals of $75,000, $77,000, $75,000, $50,000, $50,000 and $79,000 for the years ended December 31, 2013, 2014, 2015, 2016, 2017 and thereafter, respectively. Rent expense for the years ended December 31, 2012, 2011 and 2010 was $83,000, $85,000 and $115,000, respectively.